DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure of deferred tax assets and liabilities [Abstract]
DEFERRED TAX ASSETS AND LIABILITIES
14.	DEFERRED TAX ASSETS AND LIABILITIES

Recognised deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2024 US$’000	2023 US$’000	2024 US$’000	2023 US$’000	2024 US$’000	2023 US$’000
Property, plant and equipment	224	168	-	-	224	168
Intangible assets	-	-	(3,001)	(931)	(3,001)	(931)
Inventories	776	105	-	-	776	105
Provisions	1,414	558	-	-	1,414	558
Tax value of loss carry-forwards	1,026	1,030	-	-	1,026	1,030
Other items	113	114	(1,560)	(1,369)	(1,447)	(1,255)

Deferred tax assets/(liabilities)	3,553	1,975	(4,561)	(2,300)	(1,008)	(325)

The deferred tax asset at December 31, 2024 is mainly due to deductible temporary differences relating to provisions and loss carry-forwards In 2024, the deferred tax asset increased by US$1.6 million mainly due to an increase in deductible temporary differences principally attributable to imputed interest provisions.

The deferred tax liability is caused by the net book value of non-current assets being greater than the tax written down value of non-current assets, temporary differences due to the acceleration of the recognition of certain charges in calculating taxable income permitted in Ireland and the US. The deferred tax liability increased by US$2.3 million in 2024, principally because of temporary differences in relation to acquired intangible assets.

Deferred tax assets and liabilities are only offset when the entity has a legally enforceable right to set off current tax assets against current tax liabilities and where the intention is to settle current tax liabilities and assets on a net basis or to realise the assets and settle the liabilities simultaneously. At December 31, 2024 and at December 31, 2023 no deferred tax assets and liabilities are offset as it is not certain as to whether there is a legally enforceable right to set off current tax assets against current tax liabilities and it is also uncertain as to what current tax assets may be set off against current tax liabilities and in what periods.

Movement in temporary differences during the year

	Balance January 1, 2024	Recognised in income	Recognised in discontinued operations	Balance December 31, 2024
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	168	56	-	224
Intangible assets	(931)	(2,070)	-	(3,001)
Inventories	105	671	-	776
Provisions	558	856	-	1,414
Tax value of loss carry-forwards	1,030	(4)	-	1,026
Other items	(1,255)	(192)	-	(1,447)

	(325)	(683)	-	(1,008)

	Balance January 1, 2023	Recognised in income	Recognised in discontinued operations	Balance December 31, 2023
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	224	(56)	-	168
Intangible assets	(3,950)	2,827	192	(931)
Inventories	423	(318)	-	105
Provisions	2,194	(1,636)	-	558
Tax value of loss carry-forwards	1,254	(224)	-	1,030
Other items	(985)	(270)	-	(1,255)

	(840)	323	192	(325)

Unrecognised deferred tax assets

Deferred tax assets have not been recognised by the Group in respect of the following items, which have not been tax effected:

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	180,810	136,202
US alternative minimum tax credits	1,791	1,790
Other temporary timing differences	19,246	57,986
US state credit carry-forwards	-	4,015

	210,140	208,286